Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes at statutory rate					$ (29,990)	$ (17,839)
State income taxes, net of federal benefit					125	180
Permanent differences					772	229
Change in valuation allowance					30,051	17,756
Other					(790)	(97)
Provision for income taxes	$ 52	$ (29)	$ 105	$ 74	$ 168	$ 229